Document And Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	Galaxy Payroll Group Limited
Trading Symbol	GLXG
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	16,000,000
Amendment Flag	false
Entity Central Index Key	0001905920
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-269043
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	25th Floor
Entity Address, Address Line Two	Ovest 77 Wing Lok Street
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Ordinary Shares, par value US$0.000625 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680